Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 46.6%
	Shares	Value ($)
U.S. Large Cap 46.6%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,352,754	106,948,765
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	6,750,158	238,753,070
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,513,538	107,343,102
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,863,322	99,013,655
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,757,341	96,847,082
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,482,780	95,313,117
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,095,447	97,568,498
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	5,823,484	189,903,806
Total		1,031,691,095
Total Equity Funds (Cost $610,342,719)		1,031,691,095

Exchange-Traded Fixed Income Funds 5.2%

Investment Grade 5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	411,363	54,723,620
Vanguard Intermediate-Term Corporate Bond ETF	635,000	59,950,350
Total		114,673,970
Total Exchange-Traded Fixed Income Funds (Cost $110,022,101)		114,673,970

Fixed Income Funds 25.9%

Investment Grade 25.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	9,530,486	98,640,527
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,274,557	32,450,857
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,417,564	48,549,027
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,087,358	32,386,382
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	12,454,368	139,987,092
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,715,892	115,195,844
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,636,036	16,213,117
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,118,643	90,441,689
Total		573,864,535
Total Fixed Income Funds (Cost $568,086,863)		573,864,535

Residential Mortgage-Backed Securities - Agency 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	66,420,000	69,180,581
10/19/2036- 10/14/2051	3.000%	127,090,000	133,231,072
10/14/2051	3.500%	70,500,000	74,590,927
Total Residential Mortgage-Backed Securities - Agency (Cost $277,468,660)			277,002,580

Options Purchased Puts 1.5%
Value ($)
(Cost $39,590,551)	33,144,340

Money Market Funds 20.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	441,871,223	441,827,036
Total Money Market Funds (Cost $441,803,667)		441,827,036
Total Investments in Securities (Cost: $2,047,314,561)		2,472,203,556
Other Assets & Liabilities, Net		(258,531,319)
Net Assets		2,213,672,237
At September 30, 2021, securities and/or cash totaling $24,325,955 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	1,884	12/2021	USD	404,848,050	—	(19,996,465)
U.S. Long Bond	299	12/2021	USD	47,606,406	—	(1,019,646)
U.S. Treasury 10-Year Note	160	12/2021	USD	21,057,500	—	(227,829)
U.S. Treasury 2-Year Note	15	12/2021	USD	3,300,820	793	—
U.S. Treasury 2-Year Note	102	12/2021	USD	22,445,578	—	(18,430)
U.S. Treasury 5-Year Note	323	12/2021	USD	39,645,727	—	(203,608)
U.S. Ultra Treasury Bond	93	12/2021	USD	17,768,813	—	(659,589)
Total					793	(22,125,567)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	549,211,350	1,275	3,400.00	12/16/2022	23,651,547	20,495,625
S&P 500 Index	JPMorgan	USD	167,994,060	390	3,200.00	12/16/2022	8,387,762	4,958,850
S&P 500 Index	JPMorgan	USD	144,302,590	335	3,300.00	12/16/2022	5,102,300	4,778,775
S&P 500 Index	JPMorgan	USD	43,075,400	100	3,500.00	12/16/2022	1,583,805	1,813,000
S&P 500 Index	JPMorgan	USD	23,260,716	54	3,600.00	12/16/2022	865,137	1,098,090
Total							39,590,551	33,144,340
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	338,280,430	408,873,761	(305,333,236)	6,081	441,827,036	—	(6,081)	204,598	441,871,223
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	107,645,077	1,011,969	(14,594,298)	12,886,017	106,948,765	—	5,312,887	—	1,352,754
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	31,275,296	—	(30,035,114)	(1,240,182)	—	—	1,240,204	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	106,473,502	22,456,686	(19,231,864)	(11,057,797)	98,640,527	6,848,627	1,197,214	3,158,361	9,530,486
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	217,100,469	10,620,719	(18,651,786)	29,683,668	238,753,070	—	5,228,052	—	6,750,158
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	30,909,559	3,065,967	(1,044,322)	(480,347)	32,450,857	—	7,296	512,875	3,274,557
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,918,522	28,044,175	(1,005,927)	(4,407,743)	48,549,027	2,316,713	(88,861)	1,004,515	4,417,564
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	24,488,665	73,549,359	(2,714,723)	12,019,801	107,343,102	—	116,899	—	6,513,538
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	105,731,495	8,214,330	(22,976,294)	8,044,124	99,013,655	—	7,792,124	—	2,863,322
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	30,781,117	3,602,282	(985,116)	(1,011,901)	32,386,382	502,420	2,757	647,452	3,087,358
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	103,373,122	42,527,520	(1,098,182)	(4,815,368)	139,987,092	2,857,249	(39,056)	3,127,063	12,454,368
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	105,213,500	311,565	(11,981,340)	3,303,357	96,847,082	—	7,358,328	—	1,757,341
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	108,983,049	9,847,162	(16,689,436)	(6,827,658)	95,313,117	—	10,536,336	—	1,482,780
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	107,214,832	4,100,047	(23,548,438)	9,802,057	97,568,498	—	5,628,151	—	3,095,447
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	98,686,087	24,824,514	(933,281)	(7,381,476)	115,195,844	4,884,738	(55,198)	1,547,214	10,715,892
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	13,975,730	2,923,174	(56,832)	(628,955)	16,213,117	283,758	(2,231)	250,340	1,636,036
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	91,018,658	9,814,816	(5,988,562)	(4,403,223)	90,441,689	2,238,538	(41,248)	1,255,955	8,118,643
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	199,372,893	3,627,269	(31,217,541)	18,121,185	189,903,806	—	10,305,712	—	5,823,484
Total	1,846,442,003			51,611,640	2,047,382,666	19,932,043	54,493,285	11,708,373

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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